Shareholder Report, Line Graph (Details) 194071_Innovator Growth-100 Power Buffer ETF - August_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - August
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Growth-100 Power Buffer ETF - August NAV
Accumulated Value	$ 10,243	$ 10,000	$ 12,076
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Accumulated Value	10,293	10,000	$ 13,479
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Index
Accumulated Value	$ 10,273	$ 10,000	$ 13,355